Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001970622
Registrant Name	USA Rare Earth, Inc.
Registration File Number	333-295835
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A